Financial assets, liabilities and financial results (telecom activities) - Bonds - Outstanding amount (Details)
€ in Millions, د.م. in Millions, £ in Millions, kr in Millions, XOF in Millions, SFr in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 XOF	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 MAD (د.م.)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 NOK (kr)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	May 11, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Mar. 31, 2014
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)										1.375%
Notional amount										€ 500
Bond Matured In 2017
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Bond Matured In November 2023
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Bond Matured In 2023
Disclosure of detailed information about borrowings [line items]
Bonds Variable Interest Rate Cap	4.00%
Bonds Variable Interest Rate Floor	0.00%
Bonds Matured in beyond 2023
Disclosure of detailed information about borrowings [line items]
Bonds Variable Interest Rate Cap	5.00%
Bonds, financial liabilities [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 29,654								€ 28,737		€ 29,524
Accrued interest	454								445		487
Amortized cost	(164)								(172)		(163)
Total debt amount in statement of financial position	29,943								29,010		29,848
Bonds matured before end of current fiscal year
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond									500		4,282
Bonds Maturing June 29, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 700								700
Interest rate (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Notional amount	€ 700
Bonds maturing September 16, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.375%	3.375%	3.375%	3.375%	3.375%	3.375%	3.375%	3.375%
Notional amount	€ 500
Bonds maturing March 1, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 500								500		500
Interest rate (as a percent)	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Notional amount	€ 500
Bonds maturing September 11, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 744								750		750
Interest rate (as a percent)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Notional amount	€ 750
Bonds maturing October 6, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 84								79		74
Interest rate (as a percent)	3.23%	3.23%	3.23%	3.23%	3.23%	3.23%	3.23%	3.23%
Notional amount | $					$ 700
Bonds maturing December 22, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 49								46		43
Interest rate (as a percent)	3.55%	3.55%	3.55%	3.55%	3.55%	3.55%	3.55%	3.55%
Notional amount | $					$ 410
Bonds maturing January 9, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 650								650		650
Interest rate (as a percent)	3.125%	3.125%	3.125%	3.125%	3.125%	3.125%	3.125%	3.125%
Notional amount	€ 650
Bonds maturing July 15, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 1,250								1,250		1,250
Interest rate (as a percent)	1.125%	1.125%	1.125%	1.125%	1.125%	1.125%	1.125%	1.125%
Notional amount	€ 1,250
Bonds maturing May 12, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 750								750		750
Interest rate (as a percent)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Notional amount	€ 750
Bonds maturing September 12, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 800								800		800
Interest rate (as a percent)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Notional amount	€ 800
Bonds maturing September 17, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 48								50		48
Interest rate (as a percent)	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%
Notional amount | kr						kr 500
Bonds maturing November 24, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 406								387		370
Interest rate (as a percent)	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Notional amount | SFr							SFr 400
Bonds maturing December 5, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 296								312		292
Interest rate (as a percent)	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%
Notional amount | £			£ 350
Bonds maturing December 18, 2025, 3.97 percent [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 42								59		72
Interest rate (as a percent)	3.97%	3.97%	3.97%	3.97%	3.97%	3.97%	3.97%	3.97%
Notional amount	€ 1,090			د.م. 1,090
Bonds maturing December 18, 2025, variable rate [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 28								39		47
Interest rate (as a percent)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Notional amount			£ 720	د.م. 720
Bonds maturing June 3, 2026, 2.600 percent [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 24
Interest rate (as a percent)	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%
Notional amount | د.م.				د.م. 300
Bonds maturing June 3, 2026 Variable Rate [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 94
Interest rate (as a percent)	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Notional amount | د.م.				د.م. 1,200
Bonds maturing September 4, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 750								750		750
Interest rate (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Notional amount	€ 750
Bonds maturing November 30, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 75								75		75
Interest rate (as a percent)	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%
Notional amount	€ 75
Bonds maturing December 10, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 51								68		79
Interest rate (as a percent)	3.40%	3.40%	3.40%	3.40%	3.40%	3.40%	3.40%	3.40%
Notional amount	€ 1,002			د.م. 1,002
Bonds maturing December 10, 2026, variable rate [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 40								54		62
Interest rate (as a percent)	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Notional amount	€ 788			د.م. 788
Bonds maturing February 3, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 750								750		750
Interest rate (as a percent)	0.875%	0.875%	0.875%	0.875%	0.875%	0.875%	0.875%	0.875%
Notional amount	€ 750
Bonds maturing July 7, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 750								750		750
Interest rate (as a percent)	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Notional amount	€ 750
Bonds maturing July 15, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 152								152		152
Interest rate (as a percent)	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Notional amount | XOF		XOF 100,000
Bonds maturing September 9, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 500								500		500
Interest rate (as a percent)	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Notional amount	€ 500
Bonds maturing March 20, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 1,000								1,000		1,000
Interest rate (as a percent)	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%
Notional amount	€ 1,000
Bonds maturing April 11, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 50								50		50
Interest rate (as a percent)	3.22%	3.22%	3.22%	3.22%	3.22%	3.22%	3.22%	3.22%
Notional amount	€ 50
Bonds maturing July 24, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 76								80		76
Interest rate (as a percent)	2.955%	2.955%	2.955%	2.955%	2.955%	2.955%	2.955%	2.955%
Notional amount | kr						kr 800
Bonds maturing November 20, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 564								595		556
Interest rate (as a percent)	8.125%	8.125%	8.125%	8.125%	8.125%	8.125%	8.125%	8.125%
Notional amount | £			£ 500
Bonds maturing January 15, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 1,250								1,250		1,250
Interest rate (as a percent)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Notional amount	€ 1,250
Bonds maturing April 11, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 150								150		150
Interest rate (as a percent)	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%
Notional amount	€ 150
Bonds maturing June 22, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 102								97		93
Interest rate (as a percent)	0.625%	0.625%	0.625%	0.625%	0.625%	0.625%	0.625%	0.625%
Notional amount | SFr							SFr 100
Bonds maturing September 16, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 500								500		500
Interest rate (as a percent)	0.125%	0.125%	0.125%	0.125%	0.125%	0.125%	0.125%	0.125%
Notional amount	€ 500
Bonds maturing January 16, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 1,000								1,000		1,000
Interest rate (as a percent)	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%
Notional amount	€ 1,000
Bonds maturing September 12, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 1,200								1,200		1,200
Interest rate (as a percent)	1.875%	1.875%	1.875%	1.875%	1.875%	1.875%	1.875%	1.875%
Notional amount	€ 1,200
Bonds maturing September 17, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 105								105		105
Interest rate (as a percent)	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%
Notional amount	€ 105
Bonds maturing November 6, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 100								100		100
Interest rate (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Notional amount	€ 100
Bonds maturing March 1, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	2,308								2,173		2,006
Total debt amount in statement of financial position	€ 2,300							$ 2,500
Interest rate (as a percent)	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%				8.75%
Notional amount | $								$ 2,500
Bonds maturing May 29, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 300								300		300
Interest rate (as a percent)	1.342%	1.342%	1.342%	1.342%	1.342%	1.342%	1.342%	1.342%
Notional amount	€ 300
Bonds maturing December 5, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 79								75		72
Interest rate (as a percent)	4.30%	4.30%	4.30%	4.30%	4.30%	4.30%	4.30%	4.30%
Notional amount	€ 50
Bonds maturing November 16, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 750
Interest rate (as a percent)	3.625%	3.625%	3.625%	3.625%	3.625%	3.625%	3.625%	3.625%
Notional amount	€ 750
Bonds maturing December 8, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 80								77		73
Interest rate (as a percent)	4.35%	4.35%	4.35%	4.35%	4.35%	4.35%	4.35%	4.35%
Notional amount	€ 50
Bonds maturing January 5, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 77								74		71
Interest rate (as a percent)	4.45%	4.45%	4.45%	4.45%	4.45%	4.45%	4.45%	4.45%
Notional amount	€ 50
Bonds maturing January 15, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 846								893		834
Interest rate (as a percent)	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%
Notional amount	€ 750
Bonds maturing April 7, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 750								750		750
Interest rate (as a percent)	1.625%	1.625%	1.625%	1.625%	1.625%	1.625%	1.625%	1.625%
Notional amount	€ 750
Bonds maturing May 18, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 500
Interest rate (as a percent)	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%
Notional amount	€ 500
Bonds maturing September 4, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 1,000								1,000		1,000
Interest rate (as a percent)	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Notional amount	€ 1,000
Bonds maturing January 28, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 1,500								1,500		1,500
Interest rate (as a percent)	8.125%	8.125%	8.125%	8.125%	8.125%	8.125%	8.125%	8.125%
Notional amount	€ 1,500
Bonds maturing September 30, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 55								55		55
Interest rate (as a percent)	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Notional amount	€ 55
Bonds Maturing December 16, 2033 [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 1,000								1,000
Interest rate (as a percent)	0.625%	0.625%	0.625%	0.625%	0.625%	0.625%	0.625%	0.625%
Notional amount	€ 1,000
Bonds maturing January 23, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 564								595		556
Interest rate (as a percent)	5.625%	5.625%	5.625%	5.625%	5.625%	5.625%	5.625%	5.625%
Notional amount | £			£ 500
Bonds maturing June 12, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 113								106		99
Interest rate (as a percent)	3.07%	3.07%	3.07%	3.07%	3.07%	3.07%	3.07%	3.07%
Notional amount	€ 939
Bonds Maturing June 29 2034 [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 800								800
Interest rate (as a percent)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Notional amount	€ 800
Bonds maturing July 11, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 300								300		300
Interest rate (as a percent)	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Notional amount	€ 300
Bonds maturing April 16, 2038 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 50								50		50
Interest rate (as a percent)	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Notional amount	€ 50
Bonds maturing January 13, 2042 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 844								795		733
Interest rate (as a percent)	5.375%	5.375%	5.375%	5.375%	5.375%	5.375%	5.375%	5.375%
Notional amount	€ 900
Bonds maturing February 6, 2044 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 797								750		693
Interest rate (as a percent)	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
Notional amount	€ 850
Bonds maturing September 4, 2049 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 750								750		750
Interest rate (as a percent)	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%
Notional amount	€ 750
Bonds maturing November 22, 2050 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 564								€ 595		€ 556
Interest rate (as a percent)	5.375%	5.375%	5.375%	5.375%	5.375%	5.375%	5.375%	5.375%
Notional amount | £			£ 500